COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	May 07, 2024 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	May 07, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Short-Term Debt [Abstract]
Bank overdrafts limit		$ 1,580,583	$ 0
Waton Securities International Limited ("WSI") [Member] | HONG CONG Financial Institution [Member]
Short-Term Debt [Abstract]
Bank overdraft utilized		$ 1.6			$ 0
Waton Securities International Limited ("WSI") [Member] | HONG CONG Financial Institution [Member] | Maximum [Member]
Short-Term Debt [Abstract]
Bank overdrafts limit	$ 2,600,000			$ 20.0
Lending rate	2.50%